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T. Rowe Price Equity Series, Inc.
   T. Rowe Price New America Growth Portfolio

 Supplement to prospectus dated May 1, 2002
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 Effective immediately, the Portfolio Management paragraph on page 9 of the prospectus is replaced with the following:

   Portfolio Management
   Effective May 29, 2002, Robert W. Smith became Chairman of New America Growth Portfolio's Investment Advisory Committee and assumed day-to-day responsibility for managing the fund. Marc L. Baylin stepped down as Chairman to pursue interests outside of T. Rowe Price, and we wish him well in his new endeavors. Mr. Smith has been a member of this fund's Investment Advisory Committee since April 2000. He has been has been an analyst and portfolio manager with T. Rowe Price since 1992 and has been managing investments since 1987.

   As of May 29, 2002, the fund's Investment Advisory Committee also consists of Brace C. Brooks, Giri Devulapally, Henry M. Ellenbogen, Christopher R. Leonard, Robert W. Sharps, and R. Candler Young.

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 The date of the above supplement is May 29, 2002.
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T. Rowe Price Fixed Income Series, Inc.
   T. Rowe Price Prime Reserve Portfolio


 Supplement to prospectus dated May 1, 2002
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 Effective immediately, the Portfolio Management paragraph on page 9 of the prospectus is replaced with the following:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   James M. McDonald, Chairman, Steven G. Brooks, Brian E. Burns, Alan D. Levenson, Joseph K. Lynagh, Joan R. Potee, and Edward A. Wiese. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. McDonald was elected chairman of the fund's committee in 2002. He joined
   T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979.
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 The date of the above supplement is May 29, 2002.
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                                                                 C15-041 5/29/02